DUE TO RELATED PARTY – CEO	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
DUE TO RELATED PARTY – CEO

4. DUE TO RELATED PARTY – CEO

During the nine months ended September 30, 2025, the Company’s CEO was reimbursed $4,500 for funds advanced to the Company. The Company owes the following amount to our CEO as of September 30, 2025, $233,579 and December 31, 2024, was $238,079 respectively. The balances owed to our CEO is due on demand and therefore recorded as a current liability.

8. DUE TO RELATED PARTY - CEO

During the year ended December 31, 2024, our CEO advanced the Company $-0- December 31, 2023, -. The amount accrued but not yet paid to our CEO on December 31, 2024, and December 31, 2023, was $238,079 and $238,079, respectively. The debt is unsecured and is not guaranteed by the Company. The CEO can call debt obligation at any time.